FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, description	where regulation requires the Company to maintain a cash reserve equal to the amount that the customer has in his or her online wallet.
Cash and cash equivalents		€ 4,899	€ 4,489
Trade receivables and other current assets	€ 3,196		5,150
Current financial assets		11,658	€ 6,681
Credit losses on current financial assets	138	138
Retail Sport Betting Terminals [Member]
IfrsStatementLineItems [Line Items]
Trade receivables and other current assets	€ 1,760	€ 1,149